ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable to franchisees	¥ 710		¥ 1,349
Other payables	535		535
Accrued rental, utilities and other accrued expenses	209		245
Liabilities related to customer loyalty program	135		111
Value-added tax, other tax and surcharge payables	132		124
Payable to noncontrolling interest holders	117		76
Total	¥ 1,838	$ 288	¥ 2,440
Additional disclosures
Payable to franchisees, term (in years)	1 year
Payable to noncontrolling interest holders, term (in years)	1 year